Derivative Liability	12 Months Ended
Dec. 31, 2017
Derivative Liability [Abstract]
Derivative liability

12. Derivative liability

The exercise price of certain warrants is denominated in US dollars; however, the functional currency of the Company is the Canadian dollar. Consequently, the value of the proceeds on exercise is not fixed and will vary based on foreign exchange rate movements. The warrants are therefore a derivative and are required to be recognized as a derivate liability and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as non-cash gain or loss in the consolidated statement of net loss and comprehensive loss. Upon exercise, the holders will pay the Company the respective exercise price for each warrant exercised in exchange for one common share of the Company and the fair value at the date of exercise and the associated non-cash liability will be reclassified to share capital. The non-cash liability associated with any warrants that expire unexercised will be recorded as a gain in the consolidated statement of net loss and comprehensive loss. There are no circumstances in which the Company would be required to pay any cash upon exercise or expiry of the warrants.

During the year ended December 31, 2017 the Company issued 2,000,595 warrants exercisable at prices from US $1 to US $11.70, expiring between September 30, 2019 and October 31, 2024.

A reconciliation of the changes in fair values of the derivative liability is below:

December 31, 2017
Balance, beginning	$-
Warrants issued	3,469,421
Changes in fair value of derivative liabilities	186,269
Balance, ending	$3,655,690

The fair value of the warrants was calculated using a Black-Scholes Option Pricing Model. The weighted average assumptions used in the Black-Scholes Option Pricing Model are:

	At Issue	December 312017
Fair value of related warrants outstanding	$3,469,421	$3,655,690
Risk-free interest rate	1.52%	1.66%
Expected term (in years)	3.04	2.44
Expected share price volatility	60%	60%